Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2016	2017
	$	$
Accounts receivable	35,269	63,676
Allowance for doubtful accounts	(195)	(1,830)

	35,074	61,846

As of December 31, 2016 and 2017, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Balance at the beginning of the year	1,110	186	195
Charged to expenses	159	172	1,867
Reversal	—	(58)	(245)
Write-off of accounts receivable	(1,063)	(103)	(26)
Exchange differences	(20)	(2)	39

Balance at the end of the year	186	195	1,830

Additions to the Company’s allowance for doubtful accounts were recorded within general and administrative expenses for each of the three years ended December 31, 2017.